SELECTED STATEMENTS OF OPERATIONS DATA (Reconciliation of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Balance at beginning of year	$ 2,476	$ 3,179	$ 3,602
Increase during the year	1,369	218	808
Amounts collected	(85)	(130)	(235)
Write-off of bad debts	(1,594)	(791)	(996)
Balance at the end of year	$ 2,166	$ 2,476	$ 3,179